Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 339	$ 1,410
Restricted bank deposits	240	332
Trade receivables (net of allowance for doubtful accounts of $32 and $31 at December 31, 2019 and 2018, respectively)	10,063	8,624
Other accounts receivable and prepaid expenses	1,273	829
Inventories	5,407	2,874
Total current assets	17,322	14,069
LONG-TERM ASSETS	155	177
PROPERTY AND EQUIPMENT, NET	1,257	1,108
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	720
OTHER INTANGIBLE ASSETS, NET	598	81
GOODWILL	5,147	4,676
Total assets	25,199	20,111
CURRENT LIABILITIES:
Current maturities of long-term loans	664	467
Operating lease liabilities, current	551
Trade payables	6,503	4,106
Employees and payroll accruals	1,007	778
Deferred revenues	836	768
Advances net of inventory in progress	29
Accrued expenses and other liabilities	419	313
Total current liabilities	10,009	6,432
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	2,041	1,867
Operating lease liabilities, non-current	289
Accrued severance pay	303	301
Total long-term liabilities	2,633	2,168
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 80.00 nominal value: Authorized; 6,000,000 shares at December 31, 2019 and 2018, respectively; Issued and outstanding: 4,257,790 and 3,553,714 shares at December 31, 2019 and 2018, respectively	80,482	75,317
Additional paid-in capital	2,063	5,369
Accumulated other comprehensive loss	(233)	(333)
Accumulated deficit	(69,755)	(68,842)
Total shareholders' equity	12,557	11,511
Total liabilities and shareholders' equity	$ 25,199	$ 20,111